WESTCORE TRUST

Westcore Small-Cap Growth Fund

Supplement dated May 23, 2003 to Prospectus dated October 1, 2002

THIS SUPPLEMENT IS TO BE USED WITH THE PROSPECTUS DATED OCTOBER 1, 2002. THIS SUPPLEMENT TOGETHER WITH THE PROSPECTUS CONSTITUTES A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL 1-800-392-CORE (2673) OR DOWNLOAD A COPY FROM THE INTERNET AT WWW.WESTCORE.COM.

At a meeting of the Board of Trustees of Westcore Trust held on May 22, 2003, the Board approved the liquidation of Westcore Small-Cap Growth Fund on June 30, 2003. Accordingly, effective as of the close of business on May 22, 2003, the Fund will be closed to new investments, including additional investments on behalf of existing shareholder accounts (except for certain qualified retirement plans with existing accounts). The Fund will be liquidated and outstanding shares as of June 30, 2003 will be fully redeemed. It is anticipated that prior to June 30, 2003, the Fund will need to maintain a significant amount of the portfolio's assets invested in cash and short-term equivalents, to meet redemption requests.

Westcore Funds will waive the Redemption Fee as described on page 50 of the prospectus on any shares redeemed from Westcore Small-Cap Growth Fund from May 23, 2003 through June 30, 2003.

Westcore Funds will waive the Investment Minimums as described on page 46 of the prospectus for any shares exchanged from Westcore Small-Cap Growth Fund to another Westcore Fund or the Blackrock Money Market Portfolio from May 23, 2003 through June 30, 2003.

Westcore Funds are distributed by ALPS Distributors, Inc.
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                                 WESTCORE TRUST

                           WESTCORE MIDCO GROWTH FUND
                             WESTCORE BLUE CHIP FUND
                              WESTCORE GROWTH FUND
                       WESTCORE SMALL-CAP OPPORTUNITY FUND
                        WESTCORE MID-CAP OPPORTUNITY FUND
                         WESTCORE SMALL-CAP GROWTH FUND
                              WESTCORE SELECT FUND
                      WESTCORE INTERNATIONAL FRONTIER FUND
                             WESTCORE MICRO-CAP FUND
                   WESTCORE INTERNATIONAL SMALL-CAP VALUE FUND
                          WESTCORE FLEXIBLE INCOME FUND
                             WESTCORE PLUS BOND FUND
                        WESTCORE COLORADO TAX-EXEMPT FUND

                        Supplement dated May 23, 2003 to
            Statement of Additional Information dated October 1, 2002

THIS SUPPLEMENT IS TO BE USED WITH THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 2002. THIS SUPPLEMENT TOGETHER WITH THE STATEMENT OF ADDITIONAL INFORMATION CONSTITUTES A CURRENT STATEMENT OF ADDITIONAL INFORMATION. TO REQUEST ANOTHER COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, PLEASE CALL 1-800-392-CORE (2673).

EFFECTIVE AS OF THE CLOSE OF BUSINESS ON MAY 22, 2003, THE SMALL-CAP GROWTH FUND WILL BE CLOSED TO NEW INVESTMENTS, INCLUDING ADDITIONAL INVESTMENTS ON BEHALF OF EXISTING SHAREHOLDER ACCOUNTS (EXCEPT FOR CERTAIN QUALIFIED RETIREMENT PLANS WITH EXISTING ACCOUNTS). THE SMALL-CAP GROWTH FUND WILL BE LIQUIDATED AND OUTSTANDING SHARES AS OF JUNE 30, 2003 WILL BE FULLY REDEEMED.

THE SECOND AND THIRD PARAGRAPHS UNDER "NET ASSET VALUE" ON PAGE 32 OF THE STATEMENT OF ADDITIONAL INFORMATION ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING PARAGRAPH:

     Securities are generally valued at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time). Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are generally valued at the NASDAQ Official Closing Price ("NOCP"). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Westcore Funds are distributed by ALPS Distributors, Inc.